Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following tables and related disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the Exchange Act and do not necessarily reflect the economic benefit actually realized by our NEOs or the method by which the Compensation Committee makes compensation determinations. For a discussion of our executive compensation program and the Compensation Committee’s decision-making process in determining and approving our NEOs’ compensation, see “Executive Compensation—Compensation Discussion and Analysis” beginning
o
n page 36.
Pay Versus Performance Table

Year	SCT Total for PEO ($) (1)	Compensation Actually Paid (CAP) to PEO ($) (2)	Average SCT Total for Non- PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (millions)	Non-GAAP Operating Income Growth ($) (6) (millions)
					Total Shareholder Return (TSR) ($) (4)	Peer Group TSR ($) (5)

2024	6,464,234	94,264,234	13,191,706	38,148,634	132.03	136.76	10,467	2,153

2023	5,250,680	304,050,680	12,487,762	96,299,855	106.80	68.89	8,503	1,309

2022	138,192,032	139,242,032	58,544,998	56,911,587	37.95	42.02	6,717	593

2021	10,631,223	40,389,348	12,161,232	31,342,646	48.84	48.00	13,746	1,618

(1)
For fiscal years 2024, 2023, 2022 and 2021, Safra A. Catz served as our principal executive officer (PEO). Our non-PEO
NEOs for fiscal years 2022 and 2021 were Lawrence J. Ellison, Edward Screven and Dorian E. Daley. Our
non-PEO
NEOs for fiscal years 2024 and 2023 were Jeffrey O. Henley, Stuart Levey and Edward Screven. In addition, although Mr. Ellison was not an NEO for fiscal year 2024 or 2023 under applicable SEC rules, we have voluntarily included him as a non-PEO
NEO for each of such years.

(2)
The amounts reported in this column represent the amount of “compensation actually paid” (CAP) to Ms. Catz computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual amount of compensation earned by or paid to Ms. Catz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Ms. Catz’s total compensation for each year to determine the CAP:

Year	SCT Total for PEO ($)	Deduction of Equity Amounts Reported in SCT ($)	Fair Value for Unvested Awards Granted in the Covered Year ($)	Fair Value for Vested Awards Granted in the Covered Year ($)	Change in Fair Value of Outstanding Unvested Awards from Prior Years ($)		Change in Fair Value of Awards from Prior Years that Vested in the Covered Year ($)	CAP to PEO ($)

2024	6,464,234	—	—	—	54,300,000	(a)	33,500,000	94,264,234

2023	5,250,680	—	—	—	298,800,000	(b)	—	304,050,680

2022	138,192,032	(129,275,000)	—	—	123,300,000		7,025,000	139,242,032

2021	10,631,223	—	—	—	29,325,000		433,125	40,389,348

(a)	This amount includes the change in the fair value of 2,500,000 PSOs (representing the third tranche of PSOs) which were earned in fiscal 2024 and vested in fiscal 2025 on June 27, 2024.

(b)	This amount includes the change in the fair value of 2,500,000 PSOs (representing the second tranche of PSOs) which were earned in fiscal 2023 and vested in fiscal 2024 on June 30, 2023.

(3)
The amounts reported in this column represent the average amount of CAP to the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the non-PEO
NEOs for each year to determine the CAP:

Year	Average SCT Total for non-PEO NEOs ($)	Deduction of Average Equity Amounts Reported in SCT ($)	Average Fair Value for Unvested Awards Granted in the Covered Year ($)	Average Fair Value for Vested Awards Granted in the Covered Year ($)	Change in Average Fair Value of Outstanding Unvested Awards from Prior Years ($)		Change in Average Fair Value of Awards from Prior Years that Vested in the Covered Year ($)	Average CAP to non-PEO NEOs ($)

2024	13,191,706	(9,438,478)	9,932,357	—	15,424,691	(a)	9,038,358	38,148,634

2023	12,487,762	(9,341,022)	14,522,834	—	78,125,625	(b)	504,656	96,299,855

2022	58,544,998	(53,190,333)	8,279,833	—	39,812,596		3,464,493	56,911,587

2021	12,161,232	(6,701,250)	9,715,000	—	15,523,575		644,089	31,342,646

(a)
This calculation includes the change in the fair value of 2,500,000 PSOs (representing the third tranche of PSOs) held by Mr. Ellison which were earned in fiscal 2024 and vested in fiscal 2025 on June 27, 2024.

(b)
This calculation includes the change in the fair value of 2,500,000 PSOs (representing the second tranche of PSOs) held by Mr. Ellison which were earned in fiscal 2023 and vested in fiscal 2024 on June 30, 2023.

(4)
The amounts reported in this column reflect the cumulative total stockholder return on our common stock for each of the last four fiscal years ended May 31, 2024, assuming an investment of $100 on May 31, 2020, and the reinvestment of any dividends.

(5)
The peer group used in this disclosure, the Dow Jones U.S. Technology Total Return Index, is the same peer group used in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form
10-K
for the fiscal year ended May 31, 2024. The amounts reported in this column reflect the cumulative total return of the Dow Jones U.S. Technology Total Return Index for each of the last four fiscal years ended May 31, 2024, assuming an investment of $100 on May 31, 2020.

(6)
Non-GAAP
operating income is a
non-GAAP
financial measure that reflects adjustments based on stock-based compensation expenses, amortization of intangible assets, acquisition related and other expenses and restructuring expenses. As noted in the CD&A, year-over-year growth in our non-GAAP
operating income is the financial performance metric that is used to determine performance-based cash bonuses under the Executive Bonus Plan, and which funds our discretionary bonus plan. For more information see “Executive Compensation—Compensation Discussion and Analysis—Elements of Our Executive Compensation Program—Annual Cash Bonuses” beginning on page 46.

Company Selected Measure Name	Non-GAAP Operating Income Growth
Named Executive Officers, Footnote	Our
non-PEO
NEOs for fiscal years 2022 and 2021 were Lawrence J. Ellison, Edward Screven and Dorian E. Daley. Our
non-PEO
NEOs for fiscal years 2024 and 2023 were Jeffrey O. Henley, Stuart Levey and Edward Screven. In addition, although Mr. Ellison was not an NEO for fiscal year 2024 or 2023 under applicable SEC rules, we have voluntarily included him as a non-PEO
	NEO for each of such years.
Peer Group Issuers, Footnote	The peer group used in this disclosure, the Dow Jones U.S. Technology Total Return Index, is the same peer group used in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form
10-K
	for the fiscal year ended May 31, 2024. The amounts reported in this column reflect the cumulative total return of the Dow Jones U.S. Technology Total Return Index for each of the last four fiscal years ended May 31, 2024, assuming an investment of $100 on May 31, 2020.
PEO Total Compensation Amount	$ 6,464,234	$ 5,250,680	$ 138,192,032	$ 10,631,223
PEO Actually Paid Compensation Amount	$ 94,264,234	304,050,680	139,242,032	40,389,348
Adjustment To PEO Compensation, Footnote

Year	SCT Total for PEO ($)	Deduction of Equity Amounts Reported in SCT ($)	Fair Value for Unvested Awards Granted in the Covered Year ($)	Fair Value for Vested Awards Granted in the Covered Year ($)	Change in Fair Value of Outstanding Unvested Awards from Prior Years ($)		Change in Fair Value of Awards from Prior Years that Vested in the Covered Year ($)	CAP to PEO ($)

2024	6,464,234	—	—	—	54,300,000	(a)	33,500,000	94,264,234

2023	5,250,680	—	—	—	298,800,000	(b)	—	304,050,680

2022	138,192,032	(129,275,000)	—	—	123,300,000		7,025,000	139,242,032

2021	10,631,223	—	—	—	29,325,000		433,125	40,389,348

(a)	This amount includes the change in the fair value of 2,500,000 PSOs (representing the third tranche of PSOs) which were earned in fiscal 2024 and vested in fiscal 2025 on June 27, 2024.

(b)	This amount includes the change in the fair value of 2,500,000 PSOs (representing the second tranche of PSOs) which were earned in fiscal 2023 and vested in fiscal 2024 on June 30, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 13,191,706	12,487,762	58,544,998	12,161,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 38,148,634	96,299,855	56,911,587	31,342,646
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average SCT Total for non-PEO NEOs ($)	Deduction of Average Equity Amounts Reported in SCT ($)	Average Fair Value for Unvested Awards Granted in the Covered Year ($)	Average Fair Value for Vested Awards Granted in the Covered Year ($)	Change in Average Fair Value of Outstanding Unvested Awards from Prior Years ($)		Change in Average Fair Value of Awards from Prior Years that Vested in the Covered Year ($)	Average CAP to non-PEO NEOs ($)

2024	13,191,706	(9,438,478)	9,932,357	—	15,424,691	(a)	9,038,358	38,148,634

2023	12,487,762	(9,341,022)	14,522,834	—	78,125,625	(b)	504,656	96,299,855

2022	58,544,998	(53,190,333)	8,279,833	—	39,812,596		3,464,493	56,911,587

2021	12,161,232	(6,701,250)	9,715,000	—	15,523,575		644,089	31,342,646

(a)
This calculation includes the change in the fair value of 2,500,000 PSOs (representing the third tranche of PSOs) held by Mr. Ellison which were earned in fiscal 2024 and vested in fiscal 2025 on June 27, 2024.

(b)
This calculation includes the change in the fair value of 2,500,000 PSOs (representing the second tranche of PSOs) held by Mr. Ellison which were earned in fiscal 2023 and vested in fiscal 2024 on June 30, 2023.

Compensation Actually Paid vs. Total Shareholder Return
➢	Compensation Actually Paid and Total Stockholder Return
The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO
NEOs, our cumulative total stockholder return and our cumu
la
tive peer group total stockholder return for fiscal years 2021, 2022, 2023 and 2024, each as set forth in the pay versus performance table above.

Compensation Actually Paid vs. Net Income
➢	Compensation Actually Paid and Net Income
The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO
NEOs and our net income for fiscal years 2021, 2022, 2023 and 2024, each as set forth in the pay versus performance table above.

Compensation Actually Paid vs. Company Selected Measure
➢	Compensation Actually Paid and Non-GAAP Operating Income Growth
The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO
NEOs and our
non-GAAP
operating income growth for fiscal years 2021, 2022, 2023 and 2024, each as set forth in the pay versus performance table above.

Total Shareholder Return Vs Peer Group
➢	Compensation Actually Paid and Total Stockholder Return
The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO
NEOs, our cumulative total stockholder return and our cumu
la
tive peer group total stockholder return for fiscal years 2021, 2022, 2023 and 2024, each as set forth in the pay versus performance table above.

Tabular List, Table
Financial Performance Measures
The table below lists the financial performance measures that the Compensation Committee beli eve
s represent the most important financial performance measures used to link CAP to our NEOs to Oracle’s performance for fiscal 2024.
Non-GAAP
operating income growth is the financial performance metric that is used to determine performance-based cash bonuses under the Executive Bonus Plan and which funds Oracle’s discretionary corporate bonus plan. The other metrics noted below are the metrics associated with the operational performance goals of the PSOs which are held by our CEO and CTO. The Compensation Committee also believes that market capitalization goals, which are an element of the PSOs, are important to align the long-term compensation paid to our CEO and CTO with the interests of our stockholders. See “Executive Compensation—Compensation Discussion and Analysis” beginning on page 36 for a further description of our executive compensation program. The performance measures included in this table are not ranked by relative importance.

Non-GAAP Operating Income Growth

Non-GAAP Total Cloud Revenue

Non-GAAP Total SaaS Revenue

Non-GAAP Total PaaS and IaaS Revenue

Non-GAAP SaaS Gross Margin

Non-GAAP PaaS and IaaS Gross Margin

Total Shareholder Return Amount	$ 132.03	106.8	37.95	48.84
Peer Group Total Shareholder Return Amount	136.76	68.89	42.02	48
Net Income (Loss)	$ 10,467,000,000	$ 8,503,000,000	$ 6,717,000,000	$ 13,746,000,000
Company Selected Measure Amount	2,153,000,000	1,309,000,000	593,000,000	1,618,000,000
PEO Name	Safra A. Catz
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Growth
Non-GAAP Measure Description
Non-GAAP
operating income is a
non-GAAP
financial measure that reflects adjustments based on stock-based compensation expenses, amortization of intangible assets, acquisition related and other expenses and restructuring expenses. As noted in the CD&A, year-over-year growth in our non-GAAP
	operating income is the financial performance metric that is used to determine performance-based cash bonuses under the Executive Bonus Plan, and which funds our discretionary bonus plan. For more information see “Executive Compensation—Compensation Discussion and Analysis—Elements of Our Executive Compensation Program—Annual Cash Bonuses” beginning on page 46.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Total Cloud Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Total SaaS Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Total PaaS and IaaS Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP SaaS Gross Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Non-GAAP PaaS and IaaS Gross Margin
PEO | Deduction of Equity Amounts Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (129,275,000)
PEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 54,300,000	$ 298,800,000	123,300,000	$ 29,325,000
PEO | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,500,000		7,025,000	433,125
Non-PEO NEO | Deduction of Equity Amounts Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,438,478)	(9,341,022)	(53,190,333)	(6,701,250)
Non-PEO NEO | Average Fair Value for Unvested Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,932,357	14,522,834	8,279,833	9,715,000
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,424,691	78,125,625	39,812,596	15,523,575
Non-PEO NEO | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,038,358	$ 504,656	$ 3,464,493	$ 644,089